SCHEDULE OF REVENUE NET INCOME AND CASH FLOWS OF VIE AND SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenue	$ 13,981	¥ 99,531	¥ 138,405
Net (loss)/income	1,300	9,400	(127,317)
Net cash (used in)/provided by operating activities	1,666	11,868	(8,348)
Net cash used in investing activities	(6)	(44)
Net cash provided by financing activities	$ 25,463	181,274	37,142
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenue		99,531	138,405
Net (loss)/income		9,123	(13,637)
Net cash (used in)/provided by operating activities		2,171	(4,520)
Net cash used in investing activities		(44)
Net cash provided by financing activities		¥ 4,467	¥ 2,048